Distribution of Income Tax Charge by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Provision for income taxes	$ 37,993	$ 39,311	$ 30,248
Ireland
Segment Reporting Information [Line Items]
Provision for income taxes	24,215	21,795	18,384
Rest Of Europe
Segment Reporting Information [Line Items]
Provision for income taxes	5,528	8,007	2,855
United States
Segment Reporting Information [Line Items]
Provision for income taxes	8,381	3,580	4,860
Other
Segment Reporting Information [Line Items]
Provision for income taxes	$ (131)	$ 5,929	$ 4,149